Joint venture settlement obligation (Disclosure of Joint venture settlement obligation) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Classified as current	$ 698,950	$ 0
Classified at non-current	3,298,141	0
Captiva [Member] | Joint venture settlement obligation [Member]
Disclosure of joint ventures [line items]
Opening balance	0	0
Joint-venture settlement obligation	3,811,504	0
Accretion	185,587	0
Ending balance, classified as long-term	$ 3,997,091	$ 0